Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2019

T04-QTLY-1219

1.9584809.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
BANKS – 43.9%
Diversified Banks – 29.1%
Bank of America Corp.	2,265,828	$70,852,442
Citigroup, Inc.	580,070	41,683,830
JPMorgan Chase & Co.	813,733	101,651,526
US Bancorp	379,392	21,632,932
Wells Fargo & Co.	1,071,013	55,296,401

		291,117,131

Regional Banks – 14.8%
1st Source Corp.	4,566	233,688
Allegiance Bancshares, Inc. (a)	3,127	104,004
Amalgamated Bank Class A	3,607	65,683
Ameris Bancorp	16,537	708,610
Arrow Financial Corp.	3,520	123,622
Associated Banc-Corp	41,031	825,133
Atlantic Capital Bancshares, Inc. (a)	6,258	116,712
Atlantic Union Bankshares Corp.	18,686	688,766
Banc of California, Inc.	11,032	151,911
Bancfirst Corp.	4,515	261,373
BancorpSouth Bank	25,548	783,557
Bank of Hawaii Corp.	10,357	904,270
Bank of Marin Bancorp	3,279	143,850
Bank OZK	32,427	909,902
BankUnited, Inc.	24,939	855,408
Banner Corp.	8,998	485,712
Bar Harbor Bankshares	4,104	102,805
BB&T Corp.	192,127	10,192,337
Berkshire Hills Bancorp, Inc.	11,113	344,836
BOK Financial Corp.	8,060	621,829
Boston Private Financial Holdings, Inc.	21,464	241,470
Bridge Bancorp, Inc.	3,980	128,952
Brookline Bancorp, Inc.	20,439	320,892
Bryn Mawr Bank Corp.	5,039	192,036
Byline Bancorp, Inc. (a)	4,188	72,620
Cadence BanCorp	32,721	503,249
Camden National Corp.	3,985	176,575
Carolina Financial Corp.	5,531	209,901
Cathay General Bancorp	19,215	683,478
CBTX, Inc.	5,099	146,086
CenterState Banks, Inc.	29,673	752,507
Central Pacific Financial Corp.	7,335	212,128
Century Bancorp, Inc. Class A	737	64,126
CIT Group, Inc.	24,249	1,040,040
Citizens Financial Group, Inc.	114,823	4,037,177
City Holding Co.	4,223	335,053
Columbia Banking System, Inc.	18,575	729,998
Comerica, Inc.	38,585	2,524,231
Commerce Bancshares, Inc.	24,871	1,600,698
Community Bank System, Inc.	13,048	884,393
Community Trust Bancorp, Inc.	4,089	179,139
ConnectOne Bancorp, Inc.	8,433	204,753
Cullen/Frost Bankers, Inc.	15,002	1,351,380

	Shares	Value
Customers Bancorp, Inc. (a)	7,567	$178,430
CVB Financial Corp.	28,139	584,728
Eagle Bancorp, Inc.	8,117	366,401
East West Bancorp, Inc.	36,512	1,567,095
Enterprise Financial Services Corp.	6,284	275,239
Equity Bancshares, Inc. Class A (a)	3,874	107,542
FB Financial Corp.	4,362	164,317
Fifth Third Bancorp	184,343	5,360,694
Financial Institutions, Inc.	3,871	121,666
First BanCorp	55,682	585,775
First BanCorp/NC	7,438	280,785
First Busey Corp.	12,382	326,513
First Citizens BancShares, Inc. Class A	1,693	832,821
First Commonwealth Financial Corp.	25,236	355,575
First Community Bancshares, Inc.	3,638	115,798
First Financial Bancorp	25,161	589,774
First Financial Bankshares, Inc.	30,680	1,021,030
First Financial Corp.	2,852	125,117
First Foundation, Inc.	9,420	150,814
First Hawaiian, Inc.	34,167	933,784
First Horizon National Corp.	79,194	1,264,728
First Interstate Bancsystem, Inc. Class A	10,105	424,006
First Merchants Corp.	12,479	493,544
First Mid-Illinois Bancshares, Inc.	3,321	115,903
First Midwest Bancorp, Inc.	28,594	587,321
First Republic Bank	41,983	4,465,312
Flushing Financial Corp.	6,480	140,227
FNB Corp.	81,765	986,086
Franklin Financial Network, Inc.	3,589	119,406
Fulton Financial Corp.	42,573	726,295
German American Bancorp, Inc.	6,185	204,414
Glacier Bancorp, Inc.	21,375	904,590
Great Southern Bancorp, Inc.	2,862	172,922
Great Western Bancorp, Inc.	14,588	508,684
Hancock Whitney Corp.	22,690	884,910
Hanmi Financial Corp.	7,924	152,537
Harborone Bancorp, Inc. (a)	7,177	73,277
Heartland Financial USA, Inc.	8,316	389,022
Heritage Commerce Corp.	14,056	168,953
Heritage Financial Corp.	9,138	251,569
Hilltop Holdings, Inc.	19,003	443,910
Home BancShares, Inc.	39,950	738,276
HomeTrust Bancshares, Inc.	4,418	117,961
Hope Bancorp, Inc.	32,322	461,235
Horizon Bancorp, Inc.	10,202	186,238
Huntington Bancshares, Inc.	262,456	3,708,503
Iberiabank Corp.	13,574	996,196
Independent Bank Corp./MA	8,796	721,976
Independent Bank Corp./MI	5,307	119,461
Independent Bank Group, Inc.	8,772	469,039
International Bancshares Corp.	14,048	575,406
Investors Bancorp, Inc.	59,335	714,987

2

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
BANKS – continued
Regional Banks – continued
KeyCorp	253,060	$4,547,488
Lakeland Bancorp, Inc.	11,949	197,756
Lakeland Financial Corp.	6,482	301,737
LegacyTexas Financial Group, Inc.	12,288	522,732
Live Oak Bancshares, Inc.	6,240	113,256
M&T Bank Corp.	32,544	5,094,112
Mercantile Bank Corp.	3,784	133,235
Midland States Bancorp, Inc.	5,547	148,660
National Bank Holdings Corp. Class A	7,662	263,573
NBT Bancorp, Inc.	11,211	445,637
Nicolet Bankshares, Inc. (a)	2,180	150,376
OFG Bancorp	13,351	271,159
Old Line Bancshares, Inc.	3,591	105,144
Old National Bancorp	39,851	717,119
Opus Bank	6,545	162,251
Origin Bancorp, Inc.	4,613	162,331
Pacific Premier Bancorp, Inc.	14,523	490,224
PacWest Bancorp	29,805	1,102,487
Park National Corp.	3,754	380,093
Peapack Gladstone Financial Corp.	4,284	125,093
Peoples Bancorp, Inc.	4,958	162,176
People’s United Financial, Inc.	100,100	1,618,617
People’s Utah Bancorp	4,084	118,844
Pinnacle Financial Partners, Inc.	18,240	1,072,877
Popular, Inc.	24,275	1,322,017
Preferred Bank	3,879	206,789
Prosperity Bancshares, Inc.	16,726	1,154,429
QCR Holdings, Inc.	3,933	159,601
Regions Financial Corp.	253,924	4,088,176
Renasant Corp.	11,733	407,135
Republic Bancorp, Inc. Class A	2,728	121,314
Republic First Bancorp, Inc. (a)	11,459	46,409
S&T Bancorp, Inc.	8,796	331,213
Sandy Spring Bancorp, Inc.	9,183	316,814
Seacoast Banking Corp. of Florida (a)	13,038	365,064
ServisFirst Bancshares, Inc.	11,429	400,015
Signature Bank	13,846	1,638,259
Simmons First National Corp. Class A	24,170	578,146
South State Corp.	8,830	696,334
Southside Bancshares, Inc.	7,974	274,704
Sterling Bancorp	52,708	1,035,712
Stock Yards Bancorp, Inc.	5,468	218,392
SunTrust Banks, Inc.	111,331	7,608,361
SVB Financial Group (a)	13,042	2,888,542
Synovus Financial Corp.	39,546	1,339,423
TCF Financial Corp.	38,802	1,536,171
Texas Capital Bancshares, Inc. (a)	12,647	683,697
The Bancorp, Inc. (a)	12,762	139,106
The First Bancshares, Inc.	4,098	135,070
The First of Long Island Corp.	6,482	151,938

	Shares	Value
The PNC Financial Services Group, Inc.	113,559	$16,659,105
Tompkins Financial Corp.	3,507	306,898
Towne Bank	18,087	508,064
Trico Bancshares	6,830	257,013
TriState Capital Holdings, Inc. (a)	5,875	135,830
Triumph Bancorp, Inc. (a)	6,410	208,005
Trustmark Corp.	15,254	523,517
UMB Financial Corp.	11,615	757,995
Umpqua Holdings Corp.	55,074	871,271
United Bankshares, Inc.	25,494	1,008,033
United Community Banks, Inc.	20,250	611,753
Univest Financial Corp.	7,605	195,829
Valley National Bancorp	83,759	969,929
Veritex Holdings, Inc.	11,166	274,907
Washington Trust Bancorp, Inc.	3,932	200,886
Webster Financial Corp.	23,134	1,020,209
WesBanco, Inc.	13,711	515,396
Westamerica BanCorp.	6,900	455,538
Western Alliance Bancorp	24,952	1,230,882
Wintrust Financial Corp.	14,240	908,797
Zions Bancorp NA	45,693	2,214,740

		147,630,087

TOTAL BANKS		438,747,218

CAPITAL MARKETS – 19.8%
Asset Management & Custody Banks – 6.4%
Affiliated Managers Group, Inc.	12,807	1,023,023
Ameriprise Financial, Inc.	33,594	5,068,999
Ares Management Corp. Class A	19,631	580,489
Artisan Partners Asset Management, Inc. Class A	13,377	365,861
Associated Capital Group, Inc. Class A	802	32,561
BlackRock, Inc.	29,070	13,421,619
Blucora, Inc. (a)	11,993	259,409
Brihgtsphere Investment Group (a)	19,477	191,264
Cohen & Steers, Inc.	6,002	392,771
Diamond Hill Investment Group, Inc.	795	111,984
Eaton Vance Corp.	28,565	1,302,564
Federated Investors, Inc. Class B	24,236	774,098
Franklin Resources, Inc.	76,470	2,106,748
GAMCO Investors, Inc. Class A	1,358	21,402
Hamilton Lane, Inc. Class A	4,968	296,192
Invesco Ltd.	100,524	1,690,814
Janus Henderson Group PLC	42,037	972,316
KKR & Co., Inc. Class A	122,823	3,540,987
Legg Mason, Inc.	21,779	811,485
Northern Trust Corp.	51,882	5,171,598
Pzena Investment Management, Inc. Class A	5,242	43,509
SEI Investments Co.	32,425	1,942,906
State Street Corp.	93,606	6,184,548
T Rowe Price Group, Inc.	59,319	6,869,140

3

Common Stocks – continued

	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
The Bank of New York Mellon Corp.	216,169	$10,105,901
Victory Capital Holdings, Inc. Class A	3,256	50,663
Virtus Investment Partners, Inc.	1,793	194,505
Waddell & Reed Financial, Inc. Class A	19,052	315,501
Westwood Holdings Group, Inc.	1,963	59,341
WisdomTree Investments, Inc.	30,268	154,669

		64,056,867

Financial Exchanges and Data – 7.5%
Cboe Holdings, Inc.	28,013	3,225,697
CME Group, Inc.	89,795	18,475,321
Donnelley Financial Solutions, Inc. (a)	8,187	92,513
FactSet Research Systems, Inc.	9,578	2,428,215
Intercontinental Exchange, Inc.	141,443	13,340,904
MarketAxess Holdings, Inc.	9,441	3,479,858
Moody’s Corp.	42,804	9,446,415
Morningstar, Inc.	4,864	787,190
MSCI, Inc.	21,215	4,976,190
Nasdaq, Inc.	29,040	2,897,321
S&P Global, Inc.	61,758	15,932,946

		75,082,570

Investment Banking & Brokerage – 5.9%
B. Riley Financial, Inc.	3,431	96,583
BGC Partners, Inc. Class A	65,653	341,396
Cowen, Inc. Class A (a)	6,799	101,781
E*TRADE Financial Corp.	61,385	2,565,279
Evercore Partners, Inc. Class A	10,348	762,027
Greenhill & Co., Inc.	3,896	63,115
Houlihan Lokey, Inc.	9,657	456,390
Interactive Brokers Group, Inc. Class A	17,817	847,555
INTL. FCStone, Inc. (a)	4,104	164,160
Ladenburg Thalmann Financial Services, Inc.	26,567	60,041
LPL Financial Holdings, Inc.	20,960	1,694,406
Moelis & Co. Class A	12,340	440,291
Morgan Stanley	316,485	14,574,134
Piper Jaffray Cos.	3,426	269,078
PJT Partners, Inc. Class A	5,376	223,265
Raymond James Financial, Inc.	31,729	2,649,054
Stifel Financial Corp.	17,782	995,436
TD Ameritrade Holding Corp.	69,409	2,663,918
The Charles Schwab Corp.	301,392	12,269,668
The Goldman Sachs Group, Inc.	82,592	17,623,481
Virtu Financial, Inc. Class A	12,288	208,405

		59,069,463

TOTAL CAPITAL MARKETS		198,208,900

CONSUMER FINANCE – 5.4%
Consumer Finance – 5.4%
Ally Financial, Inc.	99,790	3,056,568
American Express Co.	178,054	20,882,173

	Shares	Value
Capital One Financial Corp.	117,796	$10,984,477
Credit Acceptance Corp. (a)	2,604	1,140,057
Curo Group Holdings Corp. (a)	3,369	47,132
Discover Financial Services	81,136	6,511,976
Encore Capital Group, Inc. (a)	6,470	214,739
Enova International, Inc. (a)	8,345	196,024
Ezcorp, Inc. Class A (a)	13,131	69,069
FirstCash, Inc.	10,857	916,222
Green Dot Corp. Class A (a)	12,502	360,558
LendingClub Corp. (a)	15,527	196,261
Navient Corp.	54,105	745,026
Nelnet, Inc. Class A	5,045	309,107
OneMain Holdings, Inc.	20,398	815,920
PRA Group, Inc. (a)	11,470	389,177
SLM Corp.	108,946	919,504
Synchrony Financial	155,620	5,504,280
World Acceptance Corp. (a)	1,732	179,799

TOTAL CONSUMER FINANCE		53,438,069

DIVERSIFIED FINANCIAL SERVICES – 7.5%
Multi-Sector Holdings – 7.1%
Berkshire Hathaway, Inc. Class B (a)	326,056	69,312,985
Cannae Holdings, Inc. (a)	15,606	455,695
Jefferies Financial Group, Inc.	62,100	1,159,407

		70,928,087

Other Diversified Financial Services – 0.4%
AXA Equitable Holdings, Inc.	74,048	1,599,437
FGL Holdings	41,491	374,663
Voya Financial, Inc.	36,056	1,945,582

		3,919,682

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,618
On Deck Capital, Inc. (a)	13,227	58,992

		60,610

TOTAL DIVERSIFIED FINANCIAL SERVICES		74,908,379

INSURANCE – 20.1%
Insurance Brokers – 3.8%
Aon PLC	60,338	11,654,888
Arthur J Gallagher & Co.	46,550	4,246,291
Brown & Brown, Inc.	60,264	2,270,748
Crawford & Co. Class A	4,585	48,555
eHealth, Inc. (a)	5,135	354,521
Marsh & McLennan Cos., Inc.	128,268	13,291,130
Willis Towers Watson PLC	32,418	6,058,924

		37,925,057

Life & Health Insurance – 4.6%
Aflac, Inc.	186,997	9,940,761
American Equity Investment Life Holding Co.	23,284	574,649
Athene Holding Ltd. Class A (a)	40,428	1,752,554
Brighthouse Financial, Inc. (a)	26,029	982,855

4

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Citizens, Inc. (a)	12,749	$84,908
CNO Financial Group, Inc.	40,046	626,720
FBL Financial Group, Inc. Class A	2,795	160,377
Genworth Financial, Inc. Class A (a)	125,832	538,561
Globe Life Inc.	26,143	2,544,498
Independence Holding Co.	1,449	56,656
Lincoln National Corp.	50,679	2,862,350
MetLife, Inc.	202,644	9,481,713
National Western Life Group, Inc. Class A	609	166,013
Primerica, Inc.	10,576	1,334,480
Principal Financial Group, Inc.	69,846	3,728,379
Prudential Financial, Inc.	101,847	9,282,336
Trupanion, Inc. (a)	7,296	172,915
Unum Group	53,149	1,463,723

		45,754,448

Multi-line Insurance – 2.2%
American Financial Group, Inc.	19,271	2,004,955
American International Group, Inc.	218,173	11,554,442
American National Insurance Co.	2,076	249,078
Assurant, Inc.	15,405	1,942,108
Hartford Financial Services Group, Inc.	90,708	5,177,613
Horace Mann Educators Corp.	10,544	459,297
National General Holdings Corp.	17,060	363,719

		21,751,212

Property & Casualty Insurance – 8.4%
Ambac Financial Group, Inc. (a)	11,221	230,031
AMERISAFE, Inc.	4,938	313,711
Arch Capital Group Ltd. (a)	101,484	4,237,972
Argo Group International Holdings Ltd.	8,685	537,341
Assured Guaranty Ltd.	25,528	1,197,774
Axis Capital Holdings Ltd.	21,193	1,259,500
Chubb Ltd.	114,854	17,506,047
Cincinnati Financial Corp.	38,950	4,409,530
Donegal Group, Inc. Class A	2,920	42,982
Employers Holdings, Inc.	8,212	347,696
Erie Indemnity Co. Class A	6,353	1,170,667
Fidelity National Financial, Inc.	68,996	3,162,777
First American Financial Corp.	28,031	1,731,755
Global Indemnity Ltd.	2,242	55,512
HCI Group, Inc.	1,683	70,770
Heritage Insurance Holdings, Inc.	6,795	90,509
James River Group Holdings Ltd.	7,728	276,740
Kemper Corp.	13,780	990,506
Kinsale Capital Group, Inc.	5,129	542,238
Loews Corp.	68,864	3,374,336
Markel Corp. (a)	3,469	4,062,199
MBIA, Inc. (a)	21,007	195,155
Mercury General Corp.	6,912	332,191
Old Republic International Corp.	72,350	1,616,299

	Shares	Value
ProAssurance Corp.	13,769	$540,020
Protective Insurance Corp. Class B	2,177	34,636
RLI Corp.	9,540	928,433
Safety Insurance Group, Inc.	3,679	357,599
Selective Insurance Group, Inc.	14,877	1,028,298
State Auto Financial Corp.	4,422	146,324
Stewart Information Services Corp.	6,072	248,466
The Allstate Corp.	83,558	8,892,242
The Hanover Insurance Group, Inc.	10,169	1,339,359
The Progressive Corp.	146,520	10,212,444
The Travelers Cos., Inc.	65,709	8,611,822
United Fire Group, Inc.	5,270	239,890
United Insurance Holdings Corp.	5,389	66,069
Universal Insurance Holdings, Inc.	8,364	226,748
White Mountains Insurance Group Ltd.	798	854,658
WR Berkley Corp.	36,858	2,576,374

		84,057,620

Reinsurance – 1.1%
Alleghany Corp. (a)	3,618	2,815,853
Enstar Group Ltd. (a)	2,910	584,619
Everest Re Group Ltd.	10,231	2,630,288
Greenlight Capital Re Ltd. (a)	7,152	77,242
Reinsurance Group of America, Inc.	15,683	2,548,017
RenaissanceRe Holdings Ltd.	11,102	2,078,072
Third Point Reinsurance Ltd. (a)	19,179	182,009

		10,916,100

TOTAL INSURANCE		200,404,437

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.8%
Mortgage REITs – 1.8%
AG Mortgage Investment Trust, Inc.	8,424	131,751
AGNC Investment Corp.	134,821	2,298,698
Annaly Capital Management, Inc.	366,237	3,288,808
Anworth Mortgage Asset Corp.	25,733	88,007
Apollo Commercial Real Estate Finance, Inc.	36,667	671,006
Ares Commercial Real Estate Corp.	6,504	100,812
Arlington Asset Investment Corp. Class A	9,154	52,910
ARMOUR Residential REIT, Inc.	15,134	253,192
Blackstone Mortgage Trust, Inc. Class A	30,026	1,089,944
Capstead Mortgage Corp.	23,629	182,652
Chimera Investment Corp.	47,254	957,366
Colony Credit Real Estate, Inc.	21,333	305,702
Dynex Capital, Inc.	6,245	100,919
Exantas Capital Corp.	8,065	94,844
Granite Point Mortgage Trust, Inc.	13,555	252,123
Invesco Mortgage Capital, Inc.	35,819	563,791
KKR Real Estate Finance Trust, Inc.	6,650	133,333
Ladder Capital Corp.	22,783	393,462
MFA Financial, Inc.	114,008	865,321
New Residential Investment Corp.	104,404	1,653,759
New York Mortgage Trust, Inc.	64,790	405,585

5

Common Stocks – continued

	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
PennyMac Mortgage Investment Trust	21,601	$494,447
Ready Capital Corp.	8,849	140,080
Redwood Trust, Inc.	27,529	449,824
Starwood Property Trust, Inc.	70,466	1,733,464
TPG RE Finance Trust, Inc.	10,986	222,247
Two Harbors Investment Corp.	68,542	950,678
Western Asset Mortgage Capital Corp.	14,119	141,755

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		18,016,480

THRIFTS & MORTGAGE FINANCE – 1.4%
Thrifts & Mortgage Finance – 1.4%
Axos Financial, Inc. (a)	13,695	397,840
Capitol Federal Financial, Inc.	33,817	482,569
Columbia Financial, Inc. (a)	14,495	239,023
Dime Community Bancshares, Inc.	8,047	155,227
Essent Group Ltd.	23,514	1,224,844
Federal Agricultural Mortgage Corp. Class C	2,286	193,601
First Defiance Financial Corp.	5,232	161,773
Flagstar Bancorp, Inc.	7,920	287,813
HomeStreet, Inc. (a)	6,767	203,078
Kearny Financial Corp.	22,105	310,133
LendingTree, Inc. (a)	1,956	703,867
Luther Burbank Corp.	5,534	64,028
Merchants Bancorp	2,296	37,494
Meridian Bancorp, Inc.	12,946	253,224
Meta Financial Group, Inc.	8,902	281,837
MGIC Investment Corp.	89,699	1,229,773
Mr Cooper Group, Inc. (a)	18,701	239,373
New York Community Bancorp, Inc.	118,153	1,376,482
NMI Holdings, Inc. Class A (a)	16,990	496,957
Northfield Bancorp, Inc.	11,490	195,445
Northwest Bancshares, Inc.	25,588	431,670

	Shares	Value
OceanFirst Financial Corp.	12,863	$307,812
Ocwen Financial Corp. (a)	32,933	55,657
Oritani Financial Corp.	10,651	198,748
Provident Financial Services, Inc.	15,896	396,605
Radian Group, Inc.	52,257	1,311,651
Sterling Bancorp, Inc.	4,464	43,256
TFS Financial Corp.	14,192	273,338
TrustCo Bank Corp.	24,807	214,332
United Community Financial Corp.	12,762	145,359
United Financial Bancorp, Inc.	12,894	182,063
Walker & Dunlop, Inc.	7,415	467,071
Washington Federal, Inc.	20,312	740,575
Waterstone Financial, Inc.	6,577	122,529
WSFS Financial Corp.	12,830	541,041

TOTAL THRIFTS & MORTGAGE FINANCE		13,966,088

TOTAL COMMON STOCKS (Cost $954,007,383)		997,689,571

Money Market Fund – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (c) (Cost $505,000)	505,000	505,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $954,512,383)		998,194,571

NET OTHER ASSETS (LIABILITIES) – 0.1%		615,145

NET ASSETS – 100.0%		$998,809,716

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to

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Schedule of Investments (Unaudited) – continued

the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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